UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            8/10/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              44

Form 13F Information Table Value Total:  $95,446,161.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
VANGUARD EMERGING MARKETS VIPERS COMMON         922042858 4,247,282  111,800 X                   NONE        x      0    0
PEPSICO INC                      COMMON         713448108 4,183,425   68,637 X                   NONE        x      0    0
IBM                              COMMON         459200101 3,967,412   32,130 X                   NONE        x      0    0
UNITED TECHNOLOGIES              COMMON         913017109 3,884,864   59,850 X                   NONE        x      0    0
TEVA                             COMMON         881624209 3,708,187   71,325 X                   NONE        x      0    0
PFIZER                           COMMON         717081103 3,544,480  248,561 X                   NONE        x      0    0
AFLAC INC                        COMMON         1055102   3,219,452   75,450 X                   NONE        x      0    0
SYSCO CORP                       COMMON         871829107 3,174,127  111,100 X                   NONE        x      0    0
GENERAL ELECTRIC CO.             COMMON         369604103 3,132,413  217,227 X                   NONE        x      0    0
GOLDMAN SACHS                    COMMON         38141G104 3,124,226   23,800 X                   NONE        x      0    0
INTEL CORP                       COMMON         458140100 3,123,826  160,608 X                   NONE        x      0    0
JOHNSON & JOHNSON                COMMON         478160104 2,978,101   50,425 X                   NONE        x      0    0
SPDR S&P EMERGING ASIA PACIFIC   COMMON         78463X301 2,696,064   38,400 X                   NONE        x      0    0
PROCTOR & GAMBLE                 COMMON         742718109 2,630,123   43,850 X                   NONE        x      0    0
BP                               COMMON         556221074 2,623,748   90,850 X                   NONE        x      0    0
DONALDSON                        COMMON         257651109 2,473,700   58,000 X                   NONE        x      0    0
J P MORGAN CHASE                 COMMON         46625H100 2,449,575   66,910 X                   NONE        x      0    0
AT&T                             COMMON         00206R102 2,420,742  100,072 X                   NONE        x      0    0
MC CORMICK                       COMMON         579780206 2,377,245   62,625 X                   NONE        x      0    0
SOVRAN SELF STORAGE              COMMON         78462F103 2,342,962   68,050 X                   NONE        x      0    0
ILLINOIS TOOL WORKS              COMMON         452308109 2,338,099   56,640 X                   NONE        x      0    0
CISCO                            COMMON         17275R102 2,328,011  109,245 X                   NONE        x      0    0
EXXON CORP                       COMMON         302290101 2,270,473   39,784 X                   NONE        x      0    0
NUCOR                            COMMON         670346105 2,259,477   59,025 X                   NONE        x      0    0
SMITH INT'L                      COMMON         832110100 2,191,230   58,200 X                   NONE        x      0    0
JOY GLOBAL                       COMMON         481165108 2,130,077   42,525 X                   NONE        x      0    0
STRYKER                          COMMON         863667101 1,938,574   38,725 X                   NONE        x      0    0
CVS                              COMMON         126650100 1,811,976   61,800 X                   NONE        x      0    0
MICROSOFT                        COMMON         594918104 1,677,360   72,897 X                   NONE        x      0    0
XBI                              COMMON         78463X301 1,669,583   32,250 X                   NONE        x      0    0
PAYCHEX                          COMMON         704326107 1,561,446   60,125 X                   NONE        x      0    0
ECANA                            COMMON         292505104 1,520,793   50,125 X                   NONE        x      0    0
HOME DEPOT                       COMMON         437076102 1,240,694   44,200 X                   NONE        x      0    0
PHILIP MORRIS INT'L              COMMON         718172109 1,180,380   25,750 X                   NONE        x      0    0
PRAXAIR                          COMMON         74005P104 1,096,156   14,425 X                   NONE        x      0    0
VAW                              COMMON         92204A801   926,717   15,435 X                   NONE        x      0    0
COCA COLA CO.                    COMMON         191216100   892,136   17,800 X                   NONE        x      0    0
NOKIA                            COMMON         654902204   841,235  103,219 X                   NONE        x      0    0
KIMBERLY CLARK                   COMMON         494368103   703,308   11,600 X                   NONE        x      0    0
BARCLAYS                         COMMON         06738E204   626,861   39,450 X                   NONE        x      0    0
3M                               COMMON         88579Y101   600,324    7,600 X                   NONE        x      0    0
DU PONT E I DE NEMOURS           COMMON         263534109   565,477   16,348 X                   NONE        x      0    0
ALTRIA                           COMMON         02209s103   520,038   25,950 X                   NONE        x      0    0
BRISTOL MYERS                    COMMON         110122108   253,785   10,184 X                   NONE        x      0    0